STOCK-BASED COMPENSATION - Vallon - Q1 - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Sep. 30, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted (in shares)		221,265
Unrecognized compensation cost, options		$ 424
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life (in years)	10 years
Common shares reserved for future awards (in shares)	24,303
Granted (in shares)	0
Unrecognized compensation cost, options	$ 753
Unrecognized compensation, weighted average amortization period (in years)	2 years 4 months 20 days
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | 2018 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares authorized	47,761